Business and Summary of Significant Accounting Policies - Schedule of Changes in Other Comprehensive Earnings (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
AOCI Attributable to Parent, Net of Tax
Stockholders' equity attributable to parent, beginning balance	$ 4,447		$ 5,996		$ 5,996
Reclassification adjustments	(2)	[1]	(3)	[1]	3	[2]	$ 0	[2]	$ 0	[2]
Stockholders' equity attributable to parent, ending balance	4,458				4,447		5,996
Unrealized gain on investments and other financial instruments, net (excluding investments in unconsolidated affiliates)
AOCI Attributable to Parent, Net of Tax
Stockholders' equity attributable to parent, beginning balance	116		86		86		48
Other comprehensive earnings					25		38
Reclassification adjustments					3
Distribution of FNFV to Cannae Holdings					2
Stockholders' equity attributable to parent, ending balance					116		86		48
Unrealized (loss) gain relating to investments in unconsolidated affiliates
AOCI Attributable to Parent, Net of Tax
Stockholders' equity attributable to parent, beginning balance	11		(68)		(68)		(78)
Other comprehensive earnings					12		10
Reclassification adjustments					0
Distribution of FNFV to Cannae Holdings					67
Stockholders' equity attributable to parent, ending balance					11		(68)		(78)
Unrealized (loss) gain on foreign currency translation and cash flow hedging
AOCI Attributable to Parent, Net of Tax
Stockholders' equity attributable to parent, beginning balance	(7)		(13)		(13)		(15)
Other comprehensive earnings					6		2
Reclassification adjustments					0
Distribution of FNFV to Cannae Holdings					0
Stockholders' equity attributable to parent, ending balance					(7)		(13)		(15)
Minimum pension liability adjustment
AOCI Attributable to Parent, Net of Tax
Stockholders' equity attributable to parent, beginning balance	(9)		(18)		(18)		(24)
Other comprehensive earnings					9		6
Reclassification adjustments					0
Distribution of FNFV to Cannae Holdings					0
Stockholders' equity attributable to parent, ending balance					(9)		(18)		(24)
Accumulated Other Comprehensive Earnings (Loss)
AOCI Attributable to Parent, Net of Tax
Stockholders' equity attributable to parent, beginning balance	111		(13)		(13)		(69)
Other comprehensive earnings					52		56
Reclassification adjustments	$ (2)		$ (3)		3
Distribution of FNFV to Cannae Holdings					69
Stockholders' equity attributable to parent, ending balance					$ 111		$ (13)		$ (69)

[1]	Net of income tax expense of $1 million and $2 million for the three-month periods ended March 31, 2018 and 2017, respectively.
[2]	Net of income tax expense of $2 million for the year ended December 31, 2017.